Note 19 - Tax assets and liabilities - Secured tax assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Pensions [Member]
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	€ 1,874	€ 1,897	€ 1,901
Impairment Losses [Member]
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	7,489	7,536	7,530
Total [Member]
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	€ 9,363	€ 9,433	€ 9,431

[1]	(*) In 2017 and 2016 guaranteed deferred tax assets also existed in Portugal but in 2018 they lost the guarantee.